Babson Capital Corporate Investors

Report for the Nine Months Ended September 30, 2013

Adviser	Transfer Agent & Registrar
Babson Capital Management LLC 1500 Main Street, P.O. Box 15189 Springfield, Massachusetts 01115-5189	DST Systems, Inc. P.O. Box 219086 Kansas City, MO 64121-9086 1-800-647-7374
Independent Registered Public Accounting Firm	Internet Website
KPMG LLP Boston, Massachusetts 02110	www.babsoncapital.com/mci

Counsel to the Trust	Babson Capital Corporate Investors
Ropes & Gray LLP	c/o Babson Capital Management LLC
Boston, Massachusetts 02110	1500 Main Street, Suite 2200
Springfield, Massachusetts 01115
Custodian	(413) 226-1516
State Street Bank and Trust Company
Boston, Massachusetts 02116

Investment Objective and Policy	Form N-Q

Babson Capital Corporate Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol “MCI”. The Trust’s share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http://www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mci; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital.com/mci; and (2) on the SEC’s website at http://www.sec.gov.

Babson Capital Corporate Investors

TO OUR SHAREHOLDERS

October 31, 2013

We are pleased to present the September 30, 2013 Quarterly Report of Babson Capital Corporate Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 30 cents per share, payable on November 8, 2013 to shareholders of record on October 28, 2013. The Trust paid a 30 cent per share dividend for the preceding quarter. The Trust earned 28 cents per share of net investment income for the third quarter of 2013, compared to 31 cents per share in the previous quarter.

During the third quarter, the net assets of the Trust increased to $272,418,857 or $14.07 per share compared to $267,509,124 or $13.85 per share on June 30, 2013. This translates into a 3.8% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 15.6%, 14.4%, 12.3%, 13.1%, and 13.4% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price decreased 3.3% during the quarter, from $15.85 per share as of June 30, 2013 to $15.32 per share as of September 30, 2013. The Trust’s market price of $15.32 per share equates to an 8.9% premium over the September 30, 2013 net asset value per share of $14.07. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 20.7%, 13.4% and 12.5% respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 10.2% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 2.3% for the quarter.

The Trust closed two new private placement investments during the third quarter. The two new investments were in EPM Holding Company and Tranzonic Holdings LLC. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these transactions was $4,708,000.

After a very sluggish first half of 2013, U.S. middle market buyout activity finally showed some signs of life during the third quarter. Our inflow of new investment opportunities increased significantly, particularly during the latter half of the quarter. We currently have a number of deals under review which we hope will turn into new investments for the Trust prior to year end. Competition for new investment opportunities continues to be intense though, as there is plenty of equity capital and senior and mezzanine debt looking to be invested. Attractive companies are being aggressively pursued by buyers and lenders alike, pushing both purchase price multiples and leverage levels to levels not seen since 2007 and 2008. Though we are actively closing new deals, we are doing so cautiously and with discipline, consistent with our longstanding investment philosophy of taking prudent levels of risk and getting paid appropriately for the risks taken. This approach has served us well for many years and through all kinds of market cycles.

(Continued)

The quality of the Trust’s existing portfolio remained solid through the third quarter. We had five companies sold from the portfolio during the quarter. Three of these investments, Qualis Automotive LLC, RM Holding Company and The Tranzonic Companies, generated attractive returns for the Trust. Two of these investments, International Offshore Services LLC and Monessen Holding Corporation, resulted in losses for the Trust, as both of these companies had been struggling financially for quite some time. Since the end of the third quarter, we have had three additional companies sold. We also continue to have a healthy backlog of companies in the process of being sold, several of which are expected to close prior to year end. Refinancing activity in the portfolio was high once again in the third quarter. These transactions, in which the debt instruments held by the Trust were fully or partially prepaid, are being driven by companies seeking to take advantage of low interest rates and plentiful credit. We had seven full or partial prepayments in the third quarter, bringing the total to 21 full or partial prepayments so far this year. As mentioned in prior reports, the continued loss of these income-producing investments, without being offset by new investments, has negatively impacted the earnings of the Trust and could adversely impact the Trust’s ability to sustain its dividend level in the quarters ahead.

Thank you for your continued interest in and support of Babson Capital Corporate Investors.

Sincerely,

Michael L. Klofas
President

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

Babson Capital Corporate Investors
CONSOLIDATED STATEMENT  OF ASSETS AND LIABILITIES
September 30, 2013
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $217,737,594)	$216,053,007
Corporate restricted securities at market value
(Cost - $33,931,024)	34,539,632
Corporate public securities at market value
(Cost - $33,725,051)	35,104,499
Short-term securities at amortized cost	10,499,483
Total investments (Cost - $295,893,152)	296,196,621
Cash	11,252,801
Interest receivable	2,913,168
Other assets	61,594

Total assets	310,424,184

Liabilities:
Note payable	30,000,000
Payable for investments purchased	5,325,000
Deferred tax liability	1,296,930
Investment advisory fee payable	851,309
Interest payable	202,400
Tax payable	152,384
Accrued expenses	177,303

Total liabilities	38,005,326

Total net assets	$272,418,858

Net Assets:
Common shares, par value $1.00 per share	$19,355,515
Additional paid-in capital	112,300,033
Retained net realized gain on investments, prior years	128,487,422
Undistributed net investment income	8,977,181
Accumulated net realized gain on investments Net unrealized depreciation of investments	4,292,168
Net unrealized depreciation of investments	(993,461)

Total net assets	$272,418,858

Common shares issued and outstanding (28,054,782 authorized)	19,355,515

Net asset value per share	$14.07

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the nine months ended September 30, 2013
(Unaudited)

Investment Income:
Interest	$21,042,984
Dividends	360,115
Other	191,813

Total investment income	21,594,912

Expenses:
Investment advisory fees	2,527,145
Interest	1,188,000
Trustees’ fees and expenses	360,000
Professional fees	196,597
Reports to shareholders	67,500
Custodian fees	25,200
Other	30,467

Total expenses	4,394,909

Investment income - net	17,200,003

Net realized and unrealized gain on investments:
Net realized loss on investments before taxes	(1,511,625)
Income tax expense	(19,658)
Net realized loss on investments after taxes	(1,531,283)
Net change in unrealized appreciation of investments before taxes	9,541,874
Net change in deferred income tax expense	(394,890)
Net change in unrealized appreciation of investments after taxes	9,146,984

Net gain on investments	7,615,701

Net increase in net assets resulting from operations	$24,815,704

See Notes to Consolidated Financial Statements

Babson Capital Corporate Investors
CONSOLIDATED STATEMENT OF CASH FLOWS
For the nine months ended September 30, 2013
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$(2,484,430)
Purchases of portfolio securities	(55,933,418)
Proceeds from disposition of portfolio securities	69,630,324
Interest, dividends and other income received	19,123,605
Interest expense paid	(1,188,000)
Operating expenses paid	(3,165,081)
Income taxes paid	(2,104,074)

Net cash provided by operating activities	23,878,926

Cash flows from financing activities:
Cash dividends paid from net investment income	(19,277,369)
Receipts for shares issued on reinvestment of dividends	1,806,262

Net cash used for financing activities	(17,471,107)

Net increase in cash	6,407,819
Cash - beginning of year	4,844,982
Cash - end of period	$11,252,801

Reconciliation of net increase in net assets to net
cash provided by operating activities:

Net increase in net assets resulting from operations	$24,815,704
Increase in investments	(3,904,560)
Increase in interest receivable	(770,940)
Decrease in receivable for investments sold	122,631
Increase in other assets	(61,211)
Increase in payable for investments purchased	5,325,000
Increase in deferred tax liability	394,890
Increase in investment advisory fee payable	47,002
Decrease in tax payable	(2,084,416)
Decrease in accrued expenses	(5,174)

Total adjustments to net assets from operations	(936,778)

Net cash provided by operating activities	$23,878,926

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the nine
	months ended	For the
	09/30/2013	year ended
	(Unaudited)	12/31/2012
Increase in net assets:

Operations:
Investment income - net	$17,200,003	$24,510,117
Net realized loss on investments after taxes	(1,531,283)	5,288,921
Net change in unrealized appreciation of investments after taxes	9,146,984	7,904,425
Net increase in net assets resulting from operations	24,815,704	37,703,463

Increase from common shares issued on reinvestment of dividends
Common shares issued (2013 - 115,842; 2012 - 169,463)	1,806,262	2,676,531

Dividends to shareholders from:
Net investment income (2013 - $0.60 per share; 2012 - $1.25 per share)	(11,581,500)	(24,075,541)
Net realized gains (2013 - $0.00; 2012 - $0.05 per share)	—	(869,595)
Total increase in net assets	15,040,466	15,434,858

Net assets, beginning of year	257,378,392	241,943,534

Net assets, end of period/year (including undistributed net investment
income of $8,977,181 and $3,358,678, respectively)	$272,418,858	$257,378,392

See Notes to Consolidated Financial Statements

Babson Capital Corporate Investors
CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
Selected data for each share of beneficial interest outstanding:

	For the nine months ended 09/30/2013	For the years ended December 31,
	(Unaudited)	2012	2011(a)	2010(a)	2009(a)	2008(a)
Net asset value:
Beginning of year	$13.38	$12.69	$12.56	$11.45	$11.17	$13.60
Net investment income (b)	0.89	1.28	1.29	1.13	1.03	1.16
Net realized and unrealized
gain (loss) on investments	0.39	0.69	0.17	1.06	0.33	(2.51)
Total from investment operations	1.28	1.97	1.46	2.19	1.36	(1.35)
Dividends from net investment
income to common shareholders	(0.60)	(1.25)	(1.34)	(1.08)	(1.08)	(1.08)
Dividends from realized gain
on investments to common shareholders	—	(0.05)	(0.01)	—	—	—
Increase from dividends reinvested	0.01	0.02	0.02	0.00(c)	0.00(c)	0.00(c)
Total dividends	(0.59)	(1.28)	(1.33)	(1.08)	(1.08)	(1.08)
Net asset value: End of period/year	$14.07	$13.38	$12.69	$12.56	$11.45	$11.17
Per share market value:
End of period/year	$15.32	$15.28	$17.99	$15.28	$12.55	$9.63
Total investment return
Net asset value (d)	9.79%	17.07%	12.00%	19.81%	12.64%	(10.34%)
Market value (d)	4.21%	(7.11%)	27.92%	31.73%	39.89%	(30.44%)
Net assets (in millions):
End of period/year	$272.42	$257.38	$241.94	$237.58	$214.44	$208.14
Ratio of operating expenses
to average net assets	1.61%(f)	1.66%	1.62%	1.60%	1.58%	1.49%
Ratio of interest expense
to average net assets	0.60%(f)	0.63%	0.64%	0.70%	0.75%	0.67%
Ratio of income tax expense
to average net assets (e)	0.01%(f)	0.88%	0.16%	0.27%	0.00%	0.00%
Ratio of total expenses
to average net assets	2.22%(f)	3.17%	2.42%	2.57%	2.33%	2.16%
Ratio of net investment income
to average net assets	8.65%(f)	9.78%	9.91%	9.46%	9.06%	9.01%
Portfolio turnover	22%	34%	21%	39%	23%	32%

(a)	Per share amounts were adjusted to reflect a 2:1 stock split effective February 18, 2011.
(b)	Calculated using average shares.
(c)	Rounds to less than $0.01 per share.
(d)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(e)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to the shareholders.

(f)	Annualized

Senior borrowings:
Total principal amount (in millions)	$30	$30	$30	$30	$30	$30
Asset coverage per $1,000
of indebtedness	$10,081	$9,579	$9,065	$8,919	$8,148	$7,938

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2013
(Unaudited)

Corporate Restricted Securities - 91.99%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 79.31%

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 2019	$2,779,614	10/17/12	$2,729,744	$2,785,229
Limited Liability Company Unit Class A Common (B)	27,273 uts.	10/17/12	27,273	94,861
Limited Liability Company Unit Class A Preferred (B)	245 uts.	10/17/12	245,450	259,679
			3,002,467	3,139,769
A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	323,077 shs.	11/10/09	323,077	493,455
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	246,727
			443,068	740,182
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	372,010

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
Limited Liability Company Unit Class A (B)	4,128 uts.	*	147,972	279,962
Limited Liability Company Unit Class B (B)	2,793 uts.	10/09/09	100,114	189,422
* 10/09/09 and 10/27/10.			248,086	469,384

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	367,500
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	—
Common Stock (B)	105,000 shs.	05/15/08	105,000	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	—
			1,564,893	367,500
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$1,200,000	08/01/12	1,087,040	1,188,423
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	300,000
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	53,794 shs.	08/01/12	101,870	53,794
			1,488,910	1,542,217

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	64 uts.	11/09/12	$—	$—

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
14% Senior Subordinated Note due 2018	$2,723,077	12/07/12	2,685,960	2,545,430
Limited Liability Company Unit (B)	3,434 uts.	12/07/12	343,385	233,962
			3,029,345	2,779,392
Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	796 shs.	12/27/07	393,754	1,712,104
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	112,943
			434,554	1,825,047
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
Common Stock (B)	1,347 shs.	09/26/08	134,683	265,873
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	189,092
			222,676	454,965
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$2,337,496	*	2,329,989	2,337,496
Preferred Class A Unit (B)	3,223 uts.	**	322,300	510,756
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	349,454
Common Class B Unit (B)	30,420 uts.	01/22/04	1	—
Common Class D Unit (B)	6,980 uts.	09/12/06	1	—
* 01/22/04 and 06/09/08.			2,804,917	3,197,706
** 01/22/04 and 09/12/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
14.25% Senior Subordinated Note due 2019	$2,788,463	10/04/12	2,738,733	2,807,476
Limited Liability Company Unit Class A Preferred (B)	273 uts.	10/04/12	272,727	272,730
			3,011,460	3,080,206

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,912,500	04/28/09	1,760,473	1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	449,629
Common Stock (B)	1,366 shs.	04/28/09	1,366	197,445
			2,068,346	2,559,574

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$2,362,152	12/21/11	$2,313,145	$2,354,493
Limited Liability Company Unit Class B (B)	85 uts.	12/21/11	85,250	95,142
Limited Liability Company Unit Class C (B)	665 uts.	12/21/11	664,750	741,888
			3,063,145	3,191,523
ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
13.5% Senior Subordinated Note due 2020	$2,620,461	05/21/13	2,569,991	2,593,349
Preferred Stock (B)	58 shs.	05/21/13	579,208	584,348
Common Stock (B)	58 shs.	05/21/13	64,356	104,324
			3,213,555	3,282,021
Arrow Tru-Line Holdings, Inc
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2016 (D)	$1,473,588	05/18/05	1,364,577	1,473,588
Preferred Stock (B)	63 shs.	10/16/09	62,756	169,983
Common Stock (B)	497 shs.	05/18/05	497,340	10,246
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	2,686
			2,036,801	1,656,503
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$2,826,634	04/20/12	2,778,864	2,883,167
Common Stock (B)	2,261 shs.	04/20/12	226,132	389,363
			3,004,996	3,272,530
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 2018	$714,893	10/12/12	702,374	705,849
13% Senior Subordinated Note due 2019	$721,869	10/12/12	673,569	709,110
Common Stock (B)	114,894 shs.	10/12/12	114,894	124,713
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	49,373
			1,536,323	1,589,045
BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
14% Senior Subordinated Note due 2018	$2,548,402	10/17/12	2,503,822	2,463,668
Limited Liability Company Unit Class A (B)	1,000 uts.	10/17/12	100,000	82,014
Limited Liability Company Unit Class B (B)	400 uts.	10/17/12	400,000	435,110
			3,003,822	2,980,792

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	$2,261,617	$2,167,513
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	119,664
Common Stock (B)	1 sh.	06/30/06	286	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	42,056
			2,622,126	2,329,233
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$140,788	08/07/08	140,287	140,788
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	724,336	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	137,058
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	107,766
			995,568	1,136,484
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,230,142
*12/30/97 and 05/29/99.

CG Holdings Manufacturing Company
A coating provider in the fragmented North American market, serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 2019	$2,727,273	05/09/13	2,572,468	2,743,442
Preferred Stock (B)	2,455 shs.	05/09/13	245,454	242,234
Preferred Stock-OID (B)	965 shs.	05/09/13	96,496	95,242
Common Stock (B)	253 shs.	05/09/13	27,273	16,882
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	114 shs.	05/09/13	10,736	7,615
			2,952,427	3,105,415
CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,226,881	01/19/11	2,133,210	2,271,418
14% Senior Subordinated Note due 2019	$575,843	08/03/12	565,790	577,893
Common Stock (B)	1,125 shs.	01/19/11	112,500	141,748
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	111,422
			2,899,250	3,102,481

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fare Value

Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$1,236,726	03/26/12	$1,202,900	$1,229,501
Common Stock (B)	3,981 shs.	*	398,100	348,713
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	15,066
*03/26/12, 05/25/12 and 06/19/12.			1,618,220	1,593,280

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	399,942

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	1,358,675	1,433,979
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	95,396
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	73,946
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	—	1,365,306
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	—	—
			1,627,594	2,968,627
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	539,611
Preferred Stock Series C (B)	7,080 shs.	07/05/07	236,503	222,727
Common Stock (B)	718 shs.	07/05/07	7	—
Limited Partnership Interest (B)	12.64% int.	*	189,586	—
*08/12/04 and 01/14/05.			1,126,488	762,338

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2015, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	504,919

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,950,750	08/21/08	1,872,920	1,950,750
Common Stock (B)	255,000 shs.	08/21/08	255,000	296,984
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	158,472
			2,322,746	2,406,206

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	296 shs.	10/27/09	$295,550	$391,597
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	286,116
Common Stock (B)	72 shs.	10/27/09	72,238	140,863
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	102,917
			613,548	921,493
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$3,157,964	05/04/12	3,104,395	2,997,552
Preferred Stock (B)	61 shs.	05/04/12	605,841	638,116
Common Stock (B)	61 shs.	05/04/12	67,316	116,349
			3,777,552	3,752,017
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$135,000	11/01/06	134,968	134,781
13% Senior Subordinated Note due 2014	$855,000	11/01/06	834,563	845,668
Common Stock (B)	180,000 shs.	11/01/06	180,000	42,105
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	13,220
			1,227,691	1,035,774
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
Common Stock (B)	660 shs.	01/08/08	329,990	474,193

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,590,968	2,801,525
Common Stock (B)	150 shs.	02/01/10	150,000	178,105
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	424,661
			3,062,268	3,404,291
ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$2,816,026	03/01/12	2,769,803	2,803,376
Common Stock (B)	122 shs.	03/01/12	272,727	186,897
			3,042,530	2,990,273

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

EPM Holding Company
A provider of non-discretionary regulatory driven engineering services that support mission critical safety and operational aspects of nuclear power plants.
14.5% Senior Subordinated Note due 2019	$1,156,249	07/26/13	$1,133,674	$1,146,861
Common Stock	3,069 shs.	07/26/13	306,947	291,600
			1,440,621	1,438,461
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,763,034	09/27/10	$2,730,726	$2,763,034
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	575,305
Limited Liability Company Unit (B)	512 uts.	09/27/10	51,220	60,783
			2,956,981	3,399,122
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
13.25% Senior Subordinated Note due 2018	$2,618,849	05/02/13	2,594,371	2,619,738
14.25% Senior Subordinated Note due 2018	$684,253	02/29/12	684,437	684,936
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	965,064
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	120,990
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	105,338
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	155,546
			3,909,089	4,651,612

Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2014 (D)	$1,146,937	04/13/06	908,339	1,146,937
14% Senior Subordinated Note due 2015 (D)	$756,489	04/13/06	509,089	71,448
			1,417,428	1,218,385
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	1,959,742

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	5,276
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	193,124
			184,049	198,400

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 2019	$2,744,223	03/27/13	$2,692,943	$2,683,766
Common Stock (B)	2,835 shs.	03/27/13	283,465	255,815
			2,976,408	2,939,581
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
14% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	1,772,199	—
14% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	—
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	—
			2,330,066	—
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$685,100	10/15/09	512,231	—
Preferred Stock (B)	40 shs.	*	40,476	—
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	—
Common Stock (B)	340 shs.	02/10/06	340,000	—
Common Stock Class C (B)	560 shs.	10/15/09	—	—
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	—
* 09/18/07 and 06/27/08.			2,546,276	—

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$1,384,615	11/14/11	1,304,294	1,426,153
Common Stock (B)	115 shs.	11/14/11	115,385	278,219
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	83 shs.	11/14/11	76,788	199,182
			1,496,467	1,903,554
Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$2,162,178	03/09/12	2,126,604	2,058,848
Common Stock (B)	1,552 shs.	03/09/12	155,172	43,018
			2,281,776	2,101,866

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/ defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 2018	$1,687,500	04/15/13	$1,583,549	$1,663,751
Limited Liability Company Unit (B)	563 uts.	04/15/13	562,500	540,480
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	89,224 shs.	04/15/13	77,625	64,215
			2,223,674	2,268,446
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	63 shs.	*	62,742	159,411
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	506,893
* 06/30/04 and 08/19/04.			262,243	666,304

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	—	—
			—	—
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$2,075,581	08/19/08	1,998,219	2,003,761
Common Stock (B)	474 shs.	08/19/08	474,419	134,705
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	34,816
			2,586,411	2,173,282
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$2,782,844	09/27/12	2,733,256	2,750,718
Preferred Stock Series A (B)	2,705 shs.	09/27/12	270,542	296,165
Common Stock (B)	2,185 shs.	09/27/12	2,185	18,678
			3,005,983	3,065,561
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	279 shs.	10/27/11	278,561	479,312

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	$2,689	$574,999

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	495 shs.	12/20/10	495,000	670,204
Preferred Stock B (B)	0.17 shs.	12/20/10	—	226
Common Stock (B)	100 shs.	12/20/10	5,000	144,730
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,930	52,479
			816,930	867,639
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 2019	$2,524,413	12/05/12	2,478,395	2,457,881
Limited Liability Company Unit (B)	521,739 uts.	12/05/12	521,739	405,200
			3,000,134	2,863,081
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2019	$3,428,236	12/23/11	3,352,154	3,434,749
Preferred Stock Series A (B)	305 shs.	12/23/11	119,662	350,273
Preferred Stock Series B (B)	86 shs.	12/23/11	—	99,140
Common Stock (B)	391 shs.	12/23/11	19,565	148,046
			3,491,381	4,032,208
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
14% Senior Subordinated Note due 2017	$4,616,657	*	4,337,464	4,616,657
Common Stock (B)	134,210 shs.	05/25/06	134,210	71,438
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	43,837
* 05/25/06 and 04/12/11.			4,543,208	4,731,932

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
Common Stock (B)	698,478 shs.	12/10/10	698,478	808,469

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	$55,435	$110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	93,563
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	20,258
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	—	26,920
			619,413	324,151
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
Common Stock (B)	315 shs.	08/15/11	315,057	440,018

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	61 shs.	09/12/08	60,714	30,066
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	32,473
			126,285	62,539
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	474,165
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	66,378
* 05/04/07 and 01/02/08.			357,495	540,543

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$1,259,914	01/15/10	1,151,081	1,259,914
15% Senior Subordinated Note due 2018	$331,003	10/05/10	326,482	317,117
Common Stock (B)	106 shs.	10/05/10	106,200	250,711
Common Stock Class B (B)	353 shs.	01/15/10	352,941	833,201
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	737,378
			2,220,442	3,398,321

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,347,005	09/20/11	$1,326,104	$1,373,945
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	391,987
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	—	23,563
			1,506,104	1,789,495
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,156,590	3,352,486
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,187,746
Common Stock (B)	487 shs.	03/01/11	48,677	138,913
Common Stock (B)	458 shs.	09/07/10	45,845	130,641
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	88,425
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	330,310
* 09/07/10 and 03/01/11.			3,814,349	5,228,521

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	126 uts.	08/29/08	125,519	164,715
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	57,198
Common Unit Class B (B)	472 uts.	08/29/08	120,064	21,283
			246,851	243,196
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	107 shs.	09/24/08	103,255	166,284
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	776,528
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	124,465
			525,506	1,067,277
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$1,273,585	09/22/11	1,253,454	1,285,794
Limited Liability Company Unit Series B (B)	467,833 uts.	09/22/11	467,833	515,379
			1,721,287	1,801,173

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fare Value

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
7% Senior Subordinated Note due 2014 (D)	$1,705,152	*	$1,635,166	$426,288
Preferred Stock Series A (B)	980 shs.	10/10/12	942,054	—
Common Stock (B)	450 shs.	*	450,000	—
Common Stock Series B (B)	1,128 shs.	10/10/12	11	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	—
* 08/12/05 and 09/11/06.			3,190,205	426,288

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 2019	$2,946,092	11/02/12	2,892,961	2,921,159
Common Stock (B)	107 shs.	11/02/12	107,143	88,370
			3,000,104	3,009,529
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,858,863	11/30/10	2,822,472	2,809,029
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	—	250,276
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	—	22,695
			2,822,472	3,082,000
NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	809 shs.	12/20/12	578,174	191,426

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$2,004,985	02/02/07	1,941,101	1,904,
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	—
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	—
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	430,367
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	442,726
* 12/18/08 and 09/30/09.			3,362,784	2,777,829

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	$796,862	$411,497

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
14% Senior Subordinated Note due 2018	$1,469,573	11/05/10	1,378,600	1,484,269
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	64,003
Limited Liability Company Unit Series B (B)	104,792 uts.	11/05/10	104,792	129,669
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	—	686,666
			1,535,116	2,364,607
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,516,835	2,776,423
Limited Partnership Interest (B)	3,287 uts.	*	328,679	163,221
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	244,333
* 07/09/09 and 08/09/10.			3,337,530	3,183,977

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,485,674	2,675,845
Common Stock (B)	377 shs.	*	377,399	432,229
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	201,867
*02/02/11 and 06/30/11.			3,022,034	3,309,941

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	1,254,993	1,333,333
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	71,768
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	40,355
Common Stock (B)	1,032 shs.	06/04/10	1,032	—
			1,515,463	1,445,456
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,603,400
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	270,710
			742,916	1,874,110

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$3,099,620	12/21/10	$3,076,455	$3,130,617
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	625,928
Common Stock (B)	54 shs.	12/21/10	25,500	60,003
			3,442,673	3,816,548
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,913,806	12/20/10	2,875,402	2,865,521
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	311,247
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	311,247
			3,196,831	3,488,015
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
0% Senior Subordinated Note due 2014	$79,688	12/18/12	—	79,688

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2016	$1,593,750	12/19/00	1,591,175	1,593,750
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	318,603
			1,856,800	1,912,353
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	—
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	—
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	—
			2,536,588	—
Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
16% Senior Subordinated Note due 2018	$2,715,353	11/29/12	2,656,377	2,635,905
Limited Liability Company Unit (B)	375,000 uts.	11/29/12	375,000	355,061
			3,031,377	2,990,966

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,690,010	06/03/10	$1,688,316	$1,690,010
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	234,498
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	24,227
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	1,456,238
			2,323,602	3,404,973
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	349,713

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014	$1,570,531	12/15/06	1,532,479	785,266
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	—
			1,946,772	785,266
REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$3,464,878	*	3,413,252	3,446,881
Limited Liability Company Unit Class A (B)	40,643 uts.	*	406,432	532,162
* 10/21/11 and 08/03/12.			3,819,684	3,979,043

Rose City Holding Company
A designer and printer of folding cartons and packaging for food and beverage manufacturers on the West Coast.
14.5% Senior Subordinated Note due 2018	$1,434,652	12/11/12	1,409,351	1,416,460
Preferred Stock (B)	93,749 shs.	12/11/12	93,749	99,070
Common Stock (B)	94 shs.	12/11/12	9	25,506
			1,503,109	1,541,036
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$2,531,250	*	2,498,851	2,560,903
Preferred Stock (B)	6,294 shs.	03/30/12	251,758	276,452
Common Stock (B)	2,949 shs.	03/30/12	29,492	—
* 03/30/12 and 05/16/13.			2,780,101	2,837,355

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$2,185,882	01/15/09	$1,560,231	$—

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
12.5% Senior Subordinated Note due 2021	$1,812,211	03/15/13	1,712,119	1,805,262
Common Stock (B)	181 shs.	03/15/13	181,221	176,348
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	72,040
			1,961,298	2,053,650
Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	815,567
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	127,437	206,610
* 08/31/07 and 03/06/08.			620,933	1,022,177

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2020	$2,682,486	11/12/10	2,569,323	2,709,311
Preferred Stock A (B)	3,395 shs.	11/12/10	301,503	231,420
Preferred Stock B (B)	1,575 shs.	11/12/10	—	107,388
Common Stock (B)	19,737 shs.	11/12/10	19,737	—
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	—
			2,895,981	3,048,119
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
Common Stock (B)	2,727 shs.	12/01/11	272,727	293,877

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated Note due 2017	$2,267,934	12/15/09	2,047,754	2,202,533
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	88,098
			2,274,863	2,290,631

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	30 shs.	10/23/08	$300,000	$461,808
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11 shs.	10/23/08	100,650	175,487
			400,650	637,295
Stag Parkway Holding Company
A distributor of RV parts and accessories in the United States.
13% Senior Subordinated Note due 2018	$2,737,569	12/19/12	2,619,825	2,734,708
Common Stock (B)	284 shs.	12/19/12	283,688	283,829
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	83 shs.	12/19/12	76,435	83,351
			2,979,948	3,101,888
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$2,877,446	07/01/11	2,831,111	719,361
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	—
			3,059,248	719,361
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	—	—

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$3,053,453	12/14/10	2,930,568	2,986,344
14% Senior Subordinated PIK Note due 2017	$262,521	08/17/12	253,565	256,751
Common Stock (B)	115 shs.	12/14/10	114,504	44,201
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	43,139
			3,410,384	3,330,435
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2019	$3,315,144	09/02/08	3,192,670	3,315,144
Preferred Stock Series D (B)	485 shs.	02/27/13	48,503	70,981
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	—
			3,366,389	3,386,125

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,066,407	*	$445,904	$—
Common Stock Class B	55 shs.	*	35,237	—
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	256,106	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	—
* 04/28/06 and 09/13/06.			796,288	—
** 03/01/05 and 10/10/08.

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$2,455,561	10/26/07	2,147,354	2,455,561
Series B Preferred Stock (B)	182 shs.	03/31/10	—	255,023
Common Stock (B)	515 shs.	03/31/10	414,051	—
			2,561,405	2,710,584
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$1,773,006	10/31/07	1,706,184	1,329,754
Common Stock (B)	209 shs.	10/31/07	208,589	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	—
			2,002,380	1,329,754
Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
14% Senior Subordinated Note due 2019	$2,968,497	07/05/13	2,910,936	2,955,769
Limited Liability Company Unit Class A (B)	295,455 shs.	07/05/13	295,455	280,682
			3,206,391	3,236,451
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2016	$2,309,541	*	2,253,930	2,289,234
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	614,157
Common Stock (B)	742 shs.	*	800,860	—
Warrant, exercisable until 2017, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	—	—
* 07/19/05 and 12/22/05.			3,455,856	2,903,391

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit (B)	11,775 uts.	02/28/11	$187,500	$444,176
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	95,563
			255,559	539,739
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	182 shs.	04/30/04	182,200	335,409
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	424,176
			393,936	759,585
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	1,984,024

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$725,735	05/17/07	725,465	727,759
13% Senior Subordinated Note due 2014	$648,530	05/17/07	638,512	648,530
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	142,933
Common Stock (B)	123,529 shs.	05/17/07	123,529	341,489
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	96,772
			1,615,080	1,957,483
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	767,881 uts.	10/29/09	348,058	—
Class C Unit (B)	850,000 uts.	10/29/09	780,572	830,485
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	—
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	—
* 07/19/04 and 10/29/09.			1,744,787	830,485

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2016	$1,721,250	11/30/06	1,638,669	430,313
Common Stock (B)	191 shs.	11/30/06	191,250	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	—
			1,916,412	430,313

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	2,109 shs.	06/08/10	$210,924	$286,643
Common Stock (B)	1,058 shs.	06/08/10	1,058	16,381
			211,982	303,024
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,234,918	2,305,706
Common Stock (B)	616 shs.	12/16/10	616,438	331,182
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	88,990
			2,999,359	2,725,878
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	—
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	—
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	—
			1,335,347	—
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$2,674,405	11/03/11	2,632,545	2,718,631
Common Stock (B)	4,500 shs.	11/03/11	450,000	575,642
			3,082,545	3,294,273

Total Private Placement Investments (E)			$217,737,594	$216,053,007

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 12.68%:

Bonds - 12.63%
AAR Corporation	7.250%	01/15/22	$1,000,000	$1,071,923	$1,042,500
ADT Corporation	6.250	10/15/21	1,000,000	1,000,000	1,015,000
Calpine Corporation	7.500	02/15/21	675,000	691,553	717,187
Clarie’s Stores, Inc.	7.750	06/01/20	725,000	725,000	708,687
Commscope Holdings Inc.	6.625	06/01/20	500,000	501,248	497,500
Cooper-Standard Automotive	7.375	04/01/18	1,000,000	1,007,030	1,005,000
Cornerstone Chemical Company	9.375	03/15/18	750,000	768,903	785,625
Coeur d’Alene Mines Corporation	7.875	02/01/21	1,000,000	1,003,726	1,010,000
Energy Future Holdings	10.000	12/01/20	400,000	403,621	420,000
First Data Corporation	11.750	08/15/21	1,000,000	1,000,000	965,000
FMG Resources	7.000	11/01/15	750,000	765,945	772,500
FMG Resources	6.875	04/01/22	1,000,000	963,099	1,000,000
Forum Energy Technologies	6.250	10/01/21	325,000	325,000	327,031
Hercules Offshore, Inc.	7.500	10/01/21	1,000,000	1,000,000	1,000,000
Hilcorp Energy Company	7.625	04/15/21	725,000	697,233	775,750
Hilton Worldwide Holdings, Inc.	5.625	10/15/21	1,000,000	1,000,000	1,002,500
Hovnanian Enterprises, Inc.	7.250	10/15/20	1,000,000	1,000,000	1,052,500
Hub International Ltd.	7.875	10/01/21	1,000,000	1,000,000	1,001,250
International Automotive Component	9.125	06/01/18	1,000,000	954,722	1,030,000
J.B. Poindexter Co., Inc.	9.000	04/01/22	1,000,000	1,052,363	1,050,000
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	1,315,000	1,357,398	1,321,575
Lear Corporation	4.750	01/15/23	750,000	735,587	695,625
Linn Energy, LLC	8.625	04/15/20	1,000,000	1,009,896	1,033,750
MEG Energy Corporation	7.000	03/31/24	1,000,000	1,000,000	1,006,250
Magnum Hunter Resources Corporation	9.750	05/15/20	1,500,000	1,572,138	1,552,500
Meritor, Inc.	7.875	03/01/26	669,000	663,403	839,177
Midstates Petro Inc.	9.250	06/01/21	1,000,000	1,000,000	987,500
Milacron Financial	7.750	02/15/21	500,000	500,000	516,250
Mustang Merger Corporation	8.500	08/15/21	1,000,000	997,504	990,000
NXP BV/NXP Funding LLC	3.750	06/01/18	1,500,000	1,500,000	1,462,500
Oasis Petroleum Inc.	6.875	03/15/22	1,000,000	1,000,000	1,055,000
Pinnacle Operating Corporation	9.000	11/15/20	350,000	350,000	358,313
RKI Inc.	8.500	08/01/21	1,000,000	1,004,958	1,005,000
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18	500,000	500,000	507,500
Sirius XM Radio Inc.	5.875	10/01/20	750,000	750,000	756,562
Sprint Corporation	7.875	09/15/23	1,000,000	1,000,000	1,020,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Univision Communications, Inc.	5.125%	05/15/23	$325,000	$325,000	$311,188
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,761	74,725
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,574	932,800
Welltec A/S	8.000	02/01/19	750,000	737,430	798,750
Total Bonds				33,886,015	34,402,995

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	—	—
Total Convertible Preferred Stock				—	—

Preferred Stock - 0.05%
Ally Financial			143	45,009	136,637
TherOX, Inc. (B)			103	—	—
Total Preferred Stock				45,009	136,637

Common Stock - 0.00%
Touchstone Health Partnership (B)			1,168	—	—
Total Common Stock				—	—

Total Rule 144A Securities				33,931,024	34,539,632

Total Corporate Restricted Securities				$251,668,618	$250,592,639

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Public Securities -12.89%: (A)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Bonds - 12.57%
Accuride Corp	9.500%	08/01/18	$1,500,000	$1,535,905	$1,563,750
Ally Financial, Inc.	5.500	02/15/17	1,500,000	1,525,368	1,574,197
Alta Mesa Financial Services	9.625	10/15/18	1,500,000	1,501,345	1,582,500
Arch Coal, Inc.	7.000	06/15/19	150,000	150,000	116,250
Audatex North America, Inc.	6.750	06/15/18	250,000	250,000	265,000
Avis Budget Car Rental	9.750	03/15/20	750,000	750,000	864,375
B E Aerospace, Inc.	6.875	10/01/20	850,000	867,798	928,625
Calumet Specialty Products Partners L.P.	9.375	05/01/19	1,500,000	1,509,122	1,646,250
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	764,663	794,062
CHC Helicopter SA	9.375	06/01/21	1,500,000	1,500,000	1,492,500
Chemtura Corporation	7.875	09/01/18	500,000	523,681	540,000
Clearwater Paper Corporation	4.500	02/01/23	750,000	742,801	675,000
Commercial Metals Company	4.875	05/15/23	1,500,000	1,503,059	1,350,000
Cooper-Standard Automotive	8.500	05/01/18	750,000	788,980	798,750
Crosstex Energy L.P.	8.875	02/15/18	225,000	221,990	239,063
CVR Refining LLC	6.500	11/01/22	650,000	627,388	631,312
Energy Transfer Equity L.P.	7.500	10/15/20	100,000	100,000	107,000
EP Energy/EP Finance Inc.	9.375	05/01/20	1,000,000	1,015,366	1,125,000
Fidelity National Information	7.875	07/15/20	125,000	125,000	138,135
Halcón Resources Corporation	9.750	07/15/20	1,000,000	1,052,338	1,057,500
Headwaters, Inc.	7.625	04/01/19	850,000	850,186	892,500
Health Management Association	6.125	04/15/16	750,000	765,046	819,375
Huntington Ingalls Industries	7.125	03/15/21	750,000	776,407	808,125
Lennar Corporation	4.750	11/15/22	750,000	738,848	690,000
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	990,000
MGM Resorts International	6.750	10/01/20	1,000,000	1,000,000	1,050,000
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	82,031
Neustar, Inc.	4.500	01/15/23	750,000	726,577	673,125
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,327	190,400
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	39,800
Nielsen Finance LLC	4.500	10/01/20	1,000,000	1,000,000	962,500
NRG Energy, Inc.	8.500	06/15/19	750,000	770,294	804,375
Nuveen Investments	5.500	09/15/15	1,500,000	1,415,715	1,455,000
Omnova Solutions, Inc.	7.875	11/01/18	1,500,000	1,525,141	1,578,750
Perry Ellis International, Inc.	7.875	04/01/19	750,000	743,605	791,250
Precision Drilling Corporation	6.625	11/15/20	750,000	770,733	793,125
Quebecor Media, Inc.	7.750	03/15/16	570,000	554,184	579,975
Suburban Propane Partners, L.P.	7.500	10/01/18	168,000	176,801	179,760

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Interest	Due	Principle		Market
Corporate Public Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Thermadyne Holdings Corporation	9.000%	12/15/17	$750,000	$788,168	$808,125
Tomkins, Inc.	9.250	10/01/18	79,000	79,000	86,110
Tronox Finance LLC	6.375	08/15/20	750,000	732,251	742,500
Unit Corporation	6.625	05/15/21	1,000,000	988,772	1,025,000
Venoco, Inc.	8.875	02/15/19	500,000	507,842	503,750
Visteon Corporation	6.750	04/15/19	180,000	180,000	191,250
Total Bonds				33,433,701	34,226,095

Common Stock - 0.32%
Bally Total Fitness Holding Corporation (B) (F)			23	—	—
Chase Packaging Corporation (B)			9,541	—	191
Intrepid Potash, Inc. (B)			365	11,680	5,760
Nortek, Inc. (B)			175	1	12,033
Rue21, Inc. (B)			650	12,350	26,214
Supreme Industries, Inc. (B)			131,371	267,319	834,206
Total Common Stock				291,350	878,404

Total Corporate Public Securities				$33,725,051	$35,104,499

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 3.85%
Florida Power and Light Company	0.140%	10/11/13	$4,000,000	$3,999,844	$3,999,844
Ryder System Inc.	0.250	10/02/13	3,500,000	3,499,976	3,499,976
Southern Carolina Electric and Gas	0.270	10/16/13	3,000,000	2,999,663	2,999,663
Total Short-Term Securities				$10,499,483	$10,499,483

Total Investments	108.73%			$295,893,152	$296,196,621
Other Assets	5.22				14,227,563
Liabilities	(13.95)				(38,005,326)
Total Net Assets	100.00%				$272,418,858

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2013.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2013, the value of these securities amounted to $216,053,006 or 79.31% of net assets.
(F)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
^	Effective yield at purchase
PIK	Payment-in-kind

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

		BROADCASTING & ENTERTAINMENT - 0.07%
AEROSPACE - 3.38%		Nexstar Broadcasting Group, Inc.	$190,400
A E Company, Inc.	$740,182
AAR Corporation	1,042,500	BUILDINGS & REAL ESTATE - 2.25%
B E Aerospace, Inc.	928,625	Hovnanian Enterprises, Inc.	1,052,500
Merex Holding Corporation	1,801,173	Lennar Corporation	690,000
Visioneering, Inc.	1,957,483	Safway Group Holding LLC/Finance Corporation	507,500
Whitcraft Holdings, Inc.	2,725,878	Sunrise Windows Holding Company	3,330,435
	9,195,841	TruStile Doors, Inc.	539,739
AUTOMOBILE - 8.26%			6,120,174
Accuride Corp	1,563,750	CHEMICAL, PLASTICS & RUBBER - 2.46%
Audatex North America, Inc.	265,000	Capital Specialty Plastics, Inc.	1,230,142
Avis Budget Car Rental	864,375	Cornerstone Chemical Company	785,625
CG Holdings Manufacturing Company	3,105,415	Nicoat Acquisitions LLC	2,364,607
Cooper-Standard Automotive	1,803,750	Omnova Solutions, Inc.	1,578,750
DPL Holding Corporation	3,752,017	Tronox Finance LLC	742,500
Ideal Tridon Holdings, Inc.	479,312		6,701,624
International Automotive Component	1,030,000	CONSUMER PRODUCTS - 10.84%
J A C Holding Enterprises, Inc.	867,639	AMS Holding LLC	3,080,206
Jason Partners Holdings LLC	48,185	Baby Jogger Holdings LLC	3,272,530
K & N Parent, Inc.	4,032,208	Bravo Sports Holding Corporation	2,329,233
Lear Corporation	695,625	Clearwater Paper Corporation	675,000
Meritor, Inc.	1,829,177	Custom Engineered Wheels, Inc.	921,493
Ontario Drive & Gear Ltd.	1,874,110	gloProfessional Holdings, Inc.	2,939,581
Tomkins, Inc.	86,110	Handi Quilter Holding Company	1,903,554
Visteon Corporation	191,250	K N B Holdings Corporation	4,731,932
	22,487,923	Manhattan Beachwear Holding Company	3,398,321
BEVERAGE, DRUG & FOOD - 7.85%		NXP BV/NXP Funding LLC	1,462,500
1492 Acquisition LLC	3,139,769	Perry Ellis International, Inc.	791,250
Eatem Holding Company	3,404,291	R A J Manufacturing Holdings LLC	785,266
F F C Holding Corporation	3,399,122	Tranzonic Companies (The)	3,236,451
Hospitality Mints Holding Company	2,173,282		29,527,317
JMH Investors LLC	2,863,081
Michael Foods, Inc.	82,031
Pinnacle Operating Corporation	358,313
Snacks Parent Corporation	3,048,119
Spartan Foods Holding Company	2,290,631
Specialty Commodities, Inc.	637,295
	21,395,934

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

CONTAINERS, PACKAGING & GLASS - 4.70%		DIVERSIFIED/CONGLOMERATE, SERVICE - 10.14%
Chase Packaging Corporation	$191	ADT Corporation	$1,015,000
Flutes, Inc.	1,218,385	A S C Group, Inc.	469,384
P K C Holding Corporation	3,816,548	A W X Holdings Corporation	367,500
P P T Holdings LLC	3,488,015	Advanced Technologies Holdings	1,825,047
Paradigm Packaging, Inc.	1,912,353	Apex Analytix Holding Corporation	2,559,574
Rose City Holding Company	1,541,036	Church Services Holding Company	1,593,280
Vitex Packaging Group, Inc.	830,485	Clough, Harbour and Associates	399,942
	12,807,013	Crane Rental Corporation	2,406,206
DISTRIBUTION - 6.36%		ELT Holding Company	2,990,273
ARI Holding Corporation	3,282,021	Hilton Worldwide Holdings, Inc.	1,002,500
Blue Wave Products, Inc.	1,589,045	Hub International Ltd.	1,001,250
BP SCI LLC	2,980,792	HVAC Holdings, Inc.	3,065,561
Duncan Systems, Inc.	1,035,774	Insurance Claims Management, Inc.	574,999
Signature Systems Holdings Company	2,053,650	Mail Communications Group, Inc.	540,543
Stag Parkway Holding Company	3,101,888	Mustang Merger Corporation	990,000
WP Supply Holding Corporation	3,294,273	Nexeo Solutions LLC	39,800
	17,337,443	Northwest Mailing Services, Inc.	3,183,977
DIVERSIFIED/CONGLOMERATE,		Safety Infrastructure Solutions	2,837,355
MANUFACTURING - 10.17%		Sirius XM Radio Inc.	756,562
A H C Holding Company, Inc.	372,010		27,618,753
Advanced Manufacturing Enterprises LLC	2,779,392	ELECTRONICS - 1.09%
Arrow Tru-Line Holdings, Inc.	1,656,503	Connecticut Electric, Inc.	2,968,627
C D N T, Inc.	1,136,484
EPM Holding Company	1,438,461	FINANCIAL SERVICES - 4.04%
F G I Equity LLC	4,651,612	Ally Financial, Inc.	1,710,834
G C Holdings	1,959,742	Alta Mesa Financial Services	1,582,500
Hi-Rel Group LLC	2,268,446	LBC Tank Terminals Holding Netherlands B.V.	1,321,575
J.B. Poindexter Co., Inc.	1,050,000	Nielsen Finance LLC	962,500
K P H I Holdings, Inc.	808,469	Nuveen Investments	1,455,000
K P I Holdings, Inc.	324,151	REVSpring, Inc.	3,979,043
LPC Holding Company	440,018		11,011,452
MEGTEC Holdings, Inc.	1,067,277
Nortek, Inc.	12,033
O E C Holding Corporation	1,445,456
Postle Aluminum Company LLC	3,404,973
Truck Bodies & Equipment International	2,903,391
	27,718,418

See Notes to Consolidated Financial Statements

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HEALTHCARE, EDUCATION & CHILDCARE - 5.54%		MEDICAL DEVICES/BIOTECH - 2.48%
American Hospice Management Holding LLC	$3,197,706	Chemtura Corporation	$540,000
CHG Alternative Education Holding Company	3,102,481	Halcón Resources Corporation	1,057,500
GD Dental Services LLC	198,400	Health Management Association	819,375
Healthcare Direct Holding Company	2,101,866	MedSystems Holdings LLC	243,196
Marshall Physicians Services LLC	1,789,495	MicroGroup, Inc.	426,288
SouthernCare Holdings, Inc.	293,877	NT Holding Company	3,309,941
Strata/WLA Holding Corporation	719,361	Precision Wire Holding Company	349,713
Synteract Holdings Corporation	3,386,125		6,746,013
Wheaton Holding Corporation	303,024
	15,092,335
HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS - 2.18%		MINING, STEEL, IRON & NON-PRECIOUS METALS - 1.52%
Connor Sport Court International, Inc.	762,338	Coeur d’Alene Mines Corporation	1,010,000
Home Décor Holding Company	666,304	Commercial Metals Company	1,350,000
Transpac Holding Company	1,329,754	FMG Resources	1,772,500
U-Line Corporation	759,585		4,132,500
U M A Enterprises, Inc.	1,984,024	NATURAL RESOURCES - 0.37%
Wellborn Forest Holding Company	430,313	Arch Coal, Inc.	116,250
	5,932,318	Headwaters, Inc.	892,500
LEISURE, AMUSEMENT & ENTERTAINMENT - 0.50%		Intrepid Potash, Inc.	5,760
MGM Resorts International	1,050,000		1,014,510
Univision Communications, Inc.	311,188
	1,361,188
MACHINERY - 5.20%
ABC Industries, Inc.	1,542,217
Arch Global Precision LLC	3,191,523
E S P Holdco, Inc.	474,193
M V I Holding, Inc.	62,539
Milacron Financial	516,250
Motion Controls Holdings	3,082,000
NetShape Technologies, Inc.	2,777,829
Pacific Consolidated Holdings LLC	79,688
Supreme Industries, Inc.	834,206
Thermadyne Holdings Corporation	808,125
Welltec A/S	798,750
	14,167,320

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OIL & GAS - 9.53%		TELECOMMUNICATIONS - 1.26%
Calumet Specialty Products Partners L.P.	$1,646,250	All Current Holding Company	$454,965
CVR Refining LLC	631,312	CCO Holdings Capital Corporation	794,062
Energy Transfer Equity L.P.	107,000	Commscope Holdings Inc.	497,500
EP Energy/EP Finance Inc.	1,125,000	Neustar, Inc.	673,125
Forum Energy Technologies	327,031	Sprint Corporation	1,020,000
Hercules Offshore, Inc.	1,000,000		3,439,652
Hilcorp Energy Company	775,750	TRANSPORTATION - 3.30%
Linn Energy, LLC	1,033,750	CHC Helicopter SA	1,492,500
Magnum Hunter Resources Corporation	1,552,500	Huntington Ingalls Industries	808,125
MBWS Ultimate Holdco, Inc.	5,228,521	MNX Holding Company	3,009,529
MEG Energy Corporation	1,006,250	NABCO, Inc.	191,426
Midstates Petro Inc.	987,500	Ryder System Inc.	3,499,976
Oasis Petroleum Inc.	1,055,000		9,001,556
Petroplex Inv Holdings LLC	2,990,966	UTILITIES - 2.27%
Precision Drilling Corporation	793,125	Calpine Corporation	717,187
RKI Inc.	1,005,000	Crosstex Energy L.P.	239,063
Southern Carolina Electric and Gas	2,999,663	Energy Future Holdings	420,000
Suburban Propane Partners, L.P.	179,760	Florida Power and Light Company	3,999,844
Unit Corporation	1,025,000	NRG Energy, Inc.	804,375
Venoco, Inc.	503,750		6,180,469
	25,973,128	WASTE MANAGEMENT/POLLUTION - 1.00%
PHARMACEUTICALS - 0.56%		Torrent Group Holdings, Inc.	2,710,584
CorePharma LLC	504,919
Valeant Pharmaceuticals International	1,007,525
	1,512,444
PUBLISHING/PRINTING - 0.36%		Total Investments - 108.73%	$296,196,621
Newark Group, Inc.	411,497
Quebecor Media, Inc.	579,975
	991,472
RETAIL STORES - 0.27%
Clarie’s Stores, Inc.	708,687
Rue21, Inc.	26,214
	734,901
TECHNOLOGY - 0.78%
Fidelity National Information	138,135
First Data Corporation	965,000
Smart Source Holdings LLC	1,022,177
	2,125,312

See Notes to Consolidated Financial Statements

Babson Capital  Corporate  Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.   History
Babson Capital Corporate Investors (the “Trust”) commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations. Such direct placement securities may, in some cases, be accompanied by equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“CI Subsidiary Trust”) for the purpose of holding certain investments. The results of CI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the CI Subsidiary Trust.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), which updates the criteria used in defining an investment company under U.S. GAAP and also sets forth certain measurement and disclosure requirements.

The amendments in ASU 2013-08 are effective for fiscal periods (including interim periods) beginning after December 15, 2013. While management is still assessing the impact of this update on disclosures, the impact of this update is not expected to be material to the financial statements.

A.   Fair Value Measurements:
Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between market participants at the measurement date.

Determination of Fair Value
The determination of the fair value of the Trust’s investments is the responsibility of the Trust’s Board of Trustees (the “Trustees”). The Trustees have adopted procedures for the valuation of the Trust’s securities and has delegated responsibility for applying those procedures to Babson Capital. Babson Capital has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees and ensuring that those guidelines are being followed. Babson Capital considers all relevant factors that are reasonably available, through either public information or information directly available to Babson Capital, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In approving valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $216,053,007 (79.31% of net assets) as of September 30, 2013 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value.

Corporate Public Securities – Corporate Bonds, Preferred Stocks and Common Stocks
The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At September 30, 2013, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust’s pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Babson Capital conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors’ pricing process are deemed to be market observable as defined in the standard. While Babson Capital is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also includes an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Babson Capital continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Babson Capital believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities – Common Stock, Preferred Stock and Partnerships & LLC’s
The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company’s outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company’s enterprise value, the company’s trailing twelve months earnings before interest, taxes, depreciation and amortization (“EBITDA”) is multiplied by a valuation multiple. A discount for lack of marketability is applied to the end result.

Both the company’s EBITDA and valuation multiple as well as the discount are considered significant unobservable inputs.

Short-Term Securities
Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Quantitative Information about Level 3 Fair Value Measurements
The following table represents quantitative information about Level 3 fair value measurements as of September 30, 2013.

Corporate Restricted Securities – Corporate Bonds

The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Significant increases/(decreases) in the discount rate would result in a significant (decrease)/increase to the notes’ fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.
	Valuation	Unobservable		Weighted
	Technique	Inputs	Range	Average
Corporate	Discounted	Discount	6.9% to	12.1%
Bonds	Cash Flows	Rate	16.9%
Equity	Market	Valuation	3.5x to	7.1x
Securities	Approach	Multiple	22.9x
		Discount	0% to	5.8%
		for lack of	25%
		marketability
		EBITDA	$0.5 million	$20.5
			to $101.7 million	million

Fair Value Hierarchy
The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Babson Capital  Corporate  Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

The following is a summary of the inputs used to value the Trust’s net assets as of June 30, 2013:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$192,624,579	$—	$34,402,995	$158,221,584
Common Stock - U.S.	23,367,217	—	—	23,367,217
Preferred Stock	14,160,483	—	136,637	14,023,846
Partnerships and LLCs	20,440,360	—	20,440,360
Public Securities
Corporate Bonds	34,226,095	—	34,226,095	—
Common Stock - U.S.	878,404	878,404	—	—
Short-term Securities	10,499,483	—	10,499,483	—
Total	$296,196,621	$878,404	$79,265,210	$216,053,007

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2012	earnings	Purchases	Sales	Prepayments	out of Level 3	09/30/2013
Restricted Securities
Corporate Bonds	$191,789,043	$(3,895,290)	$24,070,962	$(9,078,854)	$(44,664,277)	$—	$158,221,584
Common Stock - U.S.	18,594,948	5,760,491	1,019,580	(2,007,802)	—	—	23,367,217
Preferred Stock	12,415,845	1,198,514	969,658	(560,171)	—	—	14,023,846
Partnerships and LLCs	15,933,742	3,711,257	1,249,285	(453,924)	—	—	20,440,360
Public Securities
Common Stock	—	2	—	(2)	—	—	—
	$238,733,578	$6,774,974	$27,309,485	$(12,100,753)	$(44,664,277)	$—	$216,053,007

There were no transfers into or out of Level 1 or Level 2 assets.

Income, Gains and Losses included in Net Increase in Net Assets resulting from Operations for the period are presented in the following accounts on the Statement of Operations for Level 3 assets:

	Net Increase in Net Assets Resulting from Operations	Change in Unrealized Gains & (Losses) in Net Assets from assets still held

Interest (Amortization)	$937,105	—

Net realized gain on investments before taxes	$(3,870,398)	—

Net change in unrealized depreciation of investments before taxes.	$9,708,267	6,357,242

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

B. Accounting for Investments:
Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes:
The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the Federal capital gains taxes thereon or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The CI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The CI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the CI Subsidiary Trust, all of the CI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of

September 30, 2013, the CI Subsidiary Trust has incurred income tax expense of $19,658.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of September 30, 2013, the CI Subsidiary Trust has a deferred tax liability of $1,296,930.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the six months ended September 30, 2013.

E. Distributions to Shareholders:
The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

3.	Investment Services Contract
A. Services:
Under an Investment Services Contract (the “Contract”) with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B. Fee:
For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.

Babson Capital  Corporate  Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

4.	Senior Indebtedness			6.	Quarterly Results of Investment Operations (Unaudited)

MassMutual holds the Trust’s $30,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on November 15, 2007. The Note is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2013, the Trust incurred total interest expense on the Note of $1,188,000.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.
						March 31, 2013
						Amount	Per Share
					Investment income	$7,412,097
					Net investment income	5,954,292	$0.31
					Net realized and unrealized
					gain on investments (net of taxes)	4,692,928	0.24
						June 30, 2013
						Amount	Per Share
					Investment income	$7,355,816
					Net investment income	5,900,864	$0.31
					Net realized and unrealized
					loss on investments (net of taxes)	(1,903,314)	(0.10)

5.	Purchases and Sales of Investments					September 30, 2013
		For the nine				Amount	Per Share
		months ended			Investment income	$6,826,999
		09/30/13			Net investment income	5,344,847	$0.28
					Net realized and unrealized
			Proceeds		gain on investments (net of taxes)	4,826,087	0.25
		Cost of	from
		Investments	Sales or
		Acquired	Maturities
	Corporate restricted securities	$57,125,361	$51,320,835
	Corporate public securities	4,133,057	18,309,489

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of September 30, 2013. The net unrealized appreciation of investments for financial reporting and Federal tax purposes as of September 30, 2013 is $303,469 and consists of $33,025,115 appreciation and $32,721,646 depreciation.

Net unrealized appreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $1,296,930 on net unrealized gains on the CI Subsidiary Trust.

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Babson Capital  Corporate  Investors

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Babson Capital  Corporate  Investors

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Members of the Board of Trustees

William J. Barrett

Michael H. Brown*

Edward P. Grace III

Robert E. Joyal

Clifford M. Noreen

Susan B. Sweeney*

Maleyne M. Syracuse*

*Member of the Audit Committee

Officers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President
& Secretary

Sean Feeley
Vice President

Michael P. Hermsen
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

Babson Capital Corporate Investors (the “Trust”) offers a Dividend Reinvestment and Share Purchase Plan (the “Plan”). The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by fiilling out and mailing an authorization card to DST Systems, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Transfer Agent for Babson Capital Corporate Investors’ Dividend Reinvestment and Share Purchase Plan, P.O. Box 219086, Kansas City, MO 64121-9086.

Babson Capital Corporate Investors

CI6216